Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of fair value measurements on a recurring basis

	Level 1	Level 2	Level 3	Fair value at December 31, 2022
Liabilities:
Derivative liability	$–	$–	$148,165	$148,165

	Level 1	Level 2	Level 3	Fair value at December 31, 2021
Liabilities:
Derivative liability	$–	$–	$150,953	$150,953

Schedule of fair value of the derivative liability

Fair value as of December 31, 2020	$–
Fair value on the date of issuance recorded as a debt discount	95,715
Loss on change in fair value of derivatives	55,238
Fair value as of December 31, 2021	150,953
Gain on change in fair value of derivatives	(2,788)
Fair value as of December 31, 2022	$148,165